Financial Assets and Liabilities - Summary of Financial Assets at Fair Value through Other Comprehensive Income (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value through other comprehensive income	$ 1,871	$ 2,317
Equity Securities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value through other comprehensive income	$ 1,871	$ 2,317